Document and Entity Information	Nov. 13, 2019
Cover [Abstract]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001021860
Document Type	8-K
Document Period End Date	Nov. 13, 2019
Entity Registrant Name	NATIONAL OILWELL VARCO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12317
Entity Tax Identification Number	76-0475815
Entity Address, Address Line One	7909 Parkwood Circle Dr.
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77036
City Area Code	713
Local Phone Number	346-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false